Equity (Details 4) (USD $)	12 Months Ended				12 Months Ended							1 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 1998 Stock Incentive Plan	Dec. 31, 2011 Restricted stock	Dec. 31, 2010 Restricted stock	Dec. 31, 2009 Restricted stock	Dec. 31, 2011 Restricted stock Automatic Awards for Eligible Directors	Dec. 31, 2011 Stock Options Y	Dec. 31, 2010 Stock Options	Dec. 31, 2009 Stock Options	Jul. 31, 2011 Long-Term Incentive Award David Simon, CEO	Dec. 31, 2011 2010 LTIP Program	Mar. 16, 2010 2010 LTIP Program	Dec. 31, 2011 One-year 2010 LTIP Program installment	Dec. 31, 2012 Two-year 2011 LTIP Program installment	Dec. 31, 2011 Two-year 2011 LTIP Program	Dec. 31, 2011 Three-year 2012 LTIP Program	Dec. 31, 2011 2011-2013 LTIP Program Y
Equity
Notes Receivable from Former CPI Stockholders	$ 15,800,000
Stock-based incentive plan awards
Shares reserved for issuance				11,300,000
Total number of shares awarded, net of forfeiture					5,226,247
Vesting period (in years)					4 years			1 year	3 years			8 years	2 years						2 years
Expiration period (in years)									10
Value of restricted shares awarded to directors on initial election								82,500
Value of restricted shares awarded to director on re-election								82,500
Value of additional restricted shares awarded to director serving as the chairperson of the Audit Committee								10,000
Value of additional restricted shares awarded to a director serving as chairperson of a standing committee other than the Audit Committee								7,500
Value of additional restricted shares awarded to the Lead Director								12,500
Percent of distributions of Operating Partnership that participants are entitled to receive during performance period													10.00%
Aggregate grant date fair value												120,300,000			7,200,000		14,800,000	23,000,000	35,000,000
Vesting rights					25% each year							one-third
Vesting rights, annually (as a percent)					25.00%							33.00%							50.00%
Restricted stock shares awarded during the year, net of forfeitures					116,885	116,726	254,227
Weighted average fair value of shares granted during the year (in dollars per share)					$ 110.12	$ 85.17	$ 29.44
Compensation expense					$ 14,018,000	$ 16,839,000	$ 22,870,000						$ 12,500,000
Weighted average life of outstanding options (in years)									$ 2.17
Options
Shares under option at the beginning of the period									326,999	505,682	724,632
Exercised (in shares)	(324,720)	(178,683)	(181,850)						(324,720)	(178,683)	(181,850)
Forfeited (in shares)											(37,100)
Shares under option at the end of the period									2,279	326,999	505,682
Granted (in shares)												1,000,000
Weighted Average Exercise Price Per Share
Shares under option at the beginning of the period (in dollars per share)									$ 29.75	$ 28.88	$ 30.18
Exercised (in dollars per share)									$ 29.61	$ 23.03	$ 25.52
Forfeited (in dollars per share)											$ 70.73
Shares under option at the end of the period (in dollars per share)									$ 50.17	$ 29.75	$ 28.88
Units earned under LTIP program															133,673	337,006
Awards vesting, number of installments															2	2
Performance period																			3
Long Term Incentive Performance Programs
Number of programs approved														$ 3
Exchange Rights
Limited partners units, exchange basis	One-for-one
Common stock reserved for possible conversion (in shares)	61,668,104